CHANGES IN ACCOUNTING POLICIES - Consolidated Financial Statement Impacts (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance Sheet
Trade payables and accrued liabilities	$ 803	$ 677
Contract liabilities	37	44
Deficit		(2,083)
Profit or loss [abstract]
Revenue	7,351	5,400
Earnings before income tax	1,742	1,025
Earnings	$ 1,278	$ 883
Basic earnings per common share (in CAD per share)	$ 2.28	$ 1.87
Diluted earnings per common share (in CAD per share)	$ 2.28	$ 1.86
Statement of cash flows [abstract]
Earnings	$ 1,278	$ 883
Net change in contract liabilities	11	41
Cash flow from operating activities	$ 2,256	1,513
Previously Reported | IFRS 15
Balance Sheet
Trade payables and accrued liabilities		713
Contract liabilities		0
Deficit		(2,075)
Profit or loss [abstract]
Revenue		5,408
Earnings before income tax		1,033
Earnings		$ 891
Basic earnings per common share (in CAD per share)		$ 1.89
Diluted earnings per common share (in CAD per share)		$ 1.88
Statement of cash flows [abstract]
Earnings		$ 891
Net change in contract liabilities		33
Cash flow from operating activities		1,513
Adjustments | IFRS 15
Balance Sheet
Trade payables and accrued liabilities		(36)
Contract liabilities		44
Deficit		(8)
Profit or loss [abstract]
Revenue		(8)
Earnings before income tax		(8)
Earnings		$ (8)
Basic earnings per common share (in CAD per share)		$ (0.02)
Diluted earnings per common share (in CAD per share)		$ (0.02)
Statement of cash flows [abstract]
Earnings		$ (8)
Net change in contract liabilities		8
Cash flow from operating activities		$ 0